Commitments and Contingencies (Details) - Schedule of Future Payments for Employment Agreements	Jun. 30, 2023 USD ($)
Schedule of Future Payments for Employment Agreements [Abstract]
2024	$ 875,472
2025	740,000
2026	118,333
Total minimum payment required	$ 1,733,805